Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities
Cash generated from operating activities	¥ 12,995,271	¥ 11,344,711	¥ 6,422,582
Income tax paid	(8,007,799)	(4,223,429)	(4,230,688)
Net cash generated from operating activities	4,987,472	7,121,282	2,191,894
Cash flows from investing activities
Proceeds from sale of investment assets	132,430,620	151,232,710	118,648,110
Proceeds from sale of property and equipment	5	3,055	8,401
Interest received on investment assets	1,455,115	1,238,619	801,740
Payment for acquisition of investment assets	(128,591,697)	(166,531,308)	(128,570,535)
Securities purchases under agreements to resell, net	(4,827,170)	(700,007)	0
Payment for property and equipment and other long-term assets	(153,051)	(206,496)	(181,746)
Payment for acquisition of subsidiary, net of cash acquired		(40,323)	(1,719,481)
Net cash generated from/(used in) investing activities	313,822	(15,003,750)	(11,013,511)
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	22,333	18,907,992	677,773
Including: Proceeds from capital contribution from the non-controlling shareholder of a subsidiaries	22,333	1,564,252	100,744
Proceeds from exercise of share-based payment	43,456	0	0
Proceeds from borrowings	7,262,435	10,589,599	4,492,266
Repayment of borrowings	(1,802,187)	(2,875,672)	(6,710,036)
Payment for lease liabilities	(663,160)	(596,575)	(572,635)
Payment for interest expenses	(867,715)	(1,151,421)	(499,493)
Payment for acquisition of non-controlling interests of subsidiary	(4,735)	0	0
Payment for repurchase of ordinary shares	(6,438,455)	0	0
Net cash generated from/(used in) financing activities	(2,448,028)	24,873,923	(2,612,125)
Effect of exchange rate changes on cash and cash equivalents	(142,607)	(517,865)	169,713
Net increase/(decrease) in cash and cash equivalents	2,710,659	16,473,590	(11,264,029)
Add: Cash and cash equivalents at the beginning of the year	23,785,651	7,312,061	18,576,090
Cash and cash equivalents at the end of the year	¥ 26,496,310	¥ 23,785,651	¥ 7,312,061